Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of Transactions Between Related Parties	Compensation for Executive Management and Board of Directors (“BOD”)

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Fees, salaries and other short-term employee benefits	4,841	4,232	4,235
Post-employment benefits	570	441	188
Share-based compensation	13,198	18,435	4,741
Total compensation for Executive Management and BOD	18,609	23,108	9,164